Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	¥ (626,689)	¥ 32,737
Income taxes
Current	19,745	10,222
Deferred	(107,264)	5,739
Total	¥ (87,519)	¥ 15,961
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	30.60%	30.60%
Change in valuation allowance	(13.20%)	(10.20%)
Nondeductible expenses	(0.30%)	3.20%
Inhabitant tax-per capita*	(3.20%)	24.50%
Other-net	0.10%	0.70%
Effective income tax rate	14.00%	48.80%
Domestic
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	¥ (626,689)	¥ 32,737
Income taxes
Current	19,745	10,222
Deferred	(107,264)	5,739
Total	¥ (87,519)	¥ 15,961